IFRS 7 Disclosure (Tables)	6 Months Ended
Apr. 30, 2021
Text block [abstract]
Summary of Exposure to Credit Risk
Exposure to credit risk

$ millions, as at	2021 Apr. 30	2020 Oct. 31
Business and government portfolios – advanced internal ratings-based approach (AIRB)
Drawn	$231,091	$248,265
Undrawn commitments	64,009	59,379
Repo-style transactions	221,772	202,809
Other off-balance sheet	78,971	75,399
OTC derivatives	17,521	18,850
Gross exposure at default (EAD) on business and government portfolios	613,364	604,702
Less: Collateral held for repo-style transactions	204,935	187,832
Net EAD on business and government portfolios	408,429	416,870
Retail portfolios – AIRB approach
Drawn	279,121	265,097
Undrawn commitments	92,093	87,294
Other off-balance sheet	335	306
Gross EAD on retail portfolios	371,549	352,697
Standardized portfolios (1)	79,639	79,350
Securitization exposures – AIRB approach	10,396	12,276
Gross EAD	$1,074,948	$1,049,025
Net EAD	$870,013	$861,193
(1)
Includes $69.0 billion relating to business and government loans (October 31, 2020: $69.7 billion), $5.9 billion (October 31, 2020: $6.2 billion) relating to retail portfolios, and $4.8 billion (October 31, 2020: $3.5 billion) relating to securitization exposures. Our business and government loans under the standardized approach consist of $43.3 billion (October 31, 2020: $45.7 billion) to corporates, $24.1 billion (October 31, 2020: $22.7 billion) to sovereigns, and $1.6 billion (October 31, 2020: $1.3 billion) to banks.

Summary of Risk Measurement
The following table shows the rating profile of OTC derivative mark-to-market
(MTM) receivables:

$ billions, as at	2021 Apr. 30		2020 Oct. 31 (1)
	Exposure (2)
Investment grade	$8.67	77.0%	$7.45	74.8%
Non-investment grade	2.48	22.0	2.40	24.1
Watch list	0.10	0.9	0.10	1.0
Default	0.01	0.1	0.01	0.1
	$11.26	100.0%	$9.96	100.0%
(1)	Restated from amounts previously presented.
(2)	MTM of OTC derivative contracts is after the impact of master netting agreements, but before any collateral.

Summary of Market Risks by Type of Risks
VaR by risk type – trading portfolio

						As at or for the three months ended			As at or for the six months ended
$ millions				2021 Apr. 30		2021 Jan. 31		2020 Apr. 30	2021 Apr. 30	2020 Apr. 30
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$12.0	$4.1	$10.3	$7.5	$5.2	$6.6	$7.4	$5.3	$7.1	$5.9
Credit spread risk	11.8	6.1	9.4	8.9	8.8	8.0	8.7	6.4	8.5	4.1
Equity risk	5.3	3.0	3.3	3.7	3.7	3.4	4.7	5.0	3.5	3.7
Foreign exchange risk	1.7	0.7	1.1	1.2	1.4	1.7	1.7	1.4	1.4	2.0
Commodity risk	5.2	1.1	1.1	3.1	3.2	3.1	7.9	2.6	3.1	2.8
Debt specific risk	5.7	2.1	3.5	3.5	4.1	3.2	2.5	2.2	3.3	2.1
Diversification effect (1)	n/m	n/m	(21.5)	(21.1)	(19.4)	(18.2)	(19.8)	(11.0)	(19.6)	(11.7)
Total VaR (one-day measure)	$10.0	$4.6	$7.2	$6.8	$7.0	$7.8	$13.1	$11.9	$7.3	$8.9
(1)	Total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Stressed Value at Risk by Trading Activities
Stressed VaR by risk type – trading portfolio

						As at or for the three months ended			As at or for the six months ended
$ millions				2021 Apr. 30		2021 Jan. 31		2020 Apr. 30	2021 Apr. 30	2020 Apr. 30
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Interest rate risk	$39.8	$13.6	$31.3	$23.7	$25.7	$24.4	$18.2	$17.7	$24.0	$22.7
Credit spread risk	12.1	5.7	6.8	8.9	10.2	9.8	9.2	10.1	9.3	10.1
Equity risk	14.8	2.5	6.4	8.1	13.6	8.9	3.7	7.2	8.5	4.7
Foreign exchange risk	12.1	0.2	2.1	2.4	15.7	10.7	11.8	6.7	6.5	8.9
Commodity risk	11.1	1.5	2.6	3.1	2.0	2.3	3.6	4.4	2.7	5.4
Debt specific risk	6.8	4.1	5.5	5.2	6.3	5.8	4.6	5.4	5.5	5.2
Diversification effect (1)	n/m	n/m	(27.5)	(25.2)	(43.5)	(34.8)	(28.8)	(29.8)	(29.9)	(36.7)
Stressed total VaR (one-day measure)	$40.0	$17.6	$27.2	$26.2	$30.0	$27.1	$22.3	$21.7	$26.6	$20.3
(1)	Stressed total VaR is less than the sum of the VaR of the different market risk types due to risk offsets resulting from a portfolio diversification effect.
n/m	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Summary of Incremental Risk Charge by Trading Activities
Incremental risk charge – trading portfolio

						As at or for the three months ended			As at or for the six months ended

$ millions				2021 Apr. 30		2021 Jan. 31		2020 Apr. 30	2021 Apr. 30	2020 Apr. 30
	High	Low	As at	Average	As at	Average	As at	Average	Average	Average
Default risk	$208.8	$113.5	$152.3	$144.2	$130.5	$113.1	$128.9	$146.9	$128.9	$152.2
Migration risk	74.9	43.5	67.5	55.0	50.5	59.1	79.7	82.3	57.0	76.3
IRC (one-year measure) (1)	$266.4	$164.3	$219.8	$199.2	$181.0	$172.2	$208.6	$229.2	$185.9	$228.5
(1)	High and low IRC are not equal to the sum of the constituent parts, because the highs and lows of the constituent parts may occur on different days.

Summary of Structural Interest Rate Sensitivity - Measures
Structural interest rate sensitivity – measures

$ millions (pre-tax), as at		2021 Apr. 30		2021 Jan. 31		2020 Apr. 30
	CAD (1)	USD	CAD (1)	USD	CAD (1)	USD
100 basis point increase in interest rates
Increase (decrease) in net interest income	$362	$77	$384	$42	$296	$47
Increase (decrease) in present value of shareholders’ equity	(608)	(288)	(564)	(365)	(579)	(257)
25 basis point decrease in interest rates
Increase (decrease) in net interest income	(148)	(50)	(122)	(66)	(92)	(70)
Increase (decrease) in present value of shareholders’ equity	83	27	77	40	107	(12)
(1)	Includes CAD and other currency exposures.

Summary of Encumbered and Unencumbered Assets from On- and Off-Balance Sheet Sources
Encumbered and unencumbered liquid assets from

on-

and

off-balance

sheet sources are summarized as follows:

$ millions, as at		Bank owned liquid assets	Securities received as collateral	Total liquid assets	Encumbered liquid assets	Unencumbered liquid assets (1)
2021	Cash and deposits with banks	$47,197	$–	$47,197	$283	$46,914
Apr. 30	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	109,774	99,748	209,522	126,679	82,843
	Other debt securities	4,779	3,969	8,748	2,401	6,347
	Equities	36,398	20,191	56,589	23,667	32,922
	Canadian government guaranteed National Housing Act mortgage-backed securities	37,459	317	37,776	13,577	24,199
	Other liquid assets (2)	14,409	3,164	17,573	8,013	9,560
		$250,016	$127,389	$377,405	$174,620	$202,785
2020	Cash and deposits with banks	$62,518	$–	$62,518	$133	$62,385
Oct. 31	Securities issued or guaranteed by sovereigns, central banks, and multilateral development banks	112,403	92,202	204,605	108,425	96,180
	Other debt securities	4,798	4,288	9,086	2,603	6,483
	Equities	27,169	15,924	43,093	21,449	21,644
	Canadian government guaranteed National Housing Act mortgage-backed securities	40,592	895	41,487	13,084	28,403
	Other liquid assets (2)	10,909	2,109	13,018	5,441	7,577
		$258,389	$115,418	$373,807	$151,135	$222,672
(1)	Unencumbered liquid assets are defined as on-balance sheet assets, assets borrowed or purchased under resale agreements, and other off-balance sheet collateral received less encumbered liquid assets.
(2)	Includes cash pledged as collateral for derivatives transactions, select asset-backed securities and precious metals.

Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values
The following table provides the contractual maturity profile of our on-balance

sheet assets, liabilities and equity at their carrying values. Contractual analysis is not representative of CIBC’s liquidity risk exposure, however this information serves to inform CIBC’s management of liquidity risk, and provide input when modelling a behavioural balance sheet.

$ millions, as at April 30, 2021	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity	Total
Assets
Cash and non-interest-bearing deposits with banks (1)	$26,924	$–	$–	$–	$–	$–	$–	$–	$–	$26,924
Interest-bearing deposits with banks	20,273	–	–	–	–	–	–	–	–	20,273
Securities	3,936	4,605	5,353	5,118	5,010	17,231	45,282	31,337	37,250	155,122
Cash collateral on securities borrowed	11,573	–	–	–	–	–	–	–	–	11,573
Securities purchased under resale agreements	33,633	18,345	6,273	2,191	2,652	12	–	–	–	63,106
Loans
Residential mortgages	1,825	4,714	11,214	10,898	9,583	46,977	141,895	7,641	–	234,747
Personal	1,171	832	1,112	1,051	1,251	500	3,498	3,874	29,082	42,371
Credit card	223	447	670	670	670	2,679	5,274	–	–	10,633
Business and government	18,864	6,566	5,682	6,230	8,696	24,331	41,967	15,999	8,232	136,567
Allowance for credit losses	–	–	–	–	–	–	–	–	(3,200)	(3,200)
Derivative instruments	2,078	4,225	3,603	3,902	1,636	4,355	7,313	8,201	–	35,313
Customers’ liability under acceptances	9,795	1,171	20	–	16	–	–	–	–	11,002
Other assets	–	–	–	–	–	–	–	–	38,447	38,447
	$130,295	$40,905	$33,927	$30,060	$29,514	$96,085	$245,229	$67,052	$109,811	$782,878
October 31, 2020 (2)	$141,033	$32,738	$41,413	$32,267	$28,499	$101,338	$224,276	$69,248	$98,739	$769,551
Liabilities
Deposits (3)	$29,851	$37,172	$35,218	$27,150	$23,102	$32,181	$47,244	$13,743	$330,902	$576,563
Obligations related to securities sold short	20,269	–	–	–	–	–	–	–	–	20,269
Cash collateral on securities lent	3,205	–	–	–	–	–	–	–	–	3,205
Obligations related to securities sold under repurchase agreements	47,141	14,725	1,285	407	2,217	345	–	–	–	66,120
Derivative instruments	3,271	4,834	4,342	3,168	1,574	2,951	6,182	7,799	–	34,121
Acceptances	9,864	1,171	20	–	16	–	–	–	–	11,071
Other liabilities	24	51	78	73	73	305	609	471	21,512	23,196
Subordinated indebtedness	–	–	–	–	–	–	–	5,653	–	5,653
Equity	–	–	–	–	–	–	–	–	42,680	42,680
	$113,625	$57,953	$40,943	$30,798	$26,982	$35,782	$54,035	$27,666	$395,094	$782,878
October 31, 2020	$98,552	$40,528	$58,834	$43,919	$26,555	$33,273	$58,938	$26,416	$382,536	$769,551
(1)	Cash includes interest-bearing demand deposits with Bank of Canada.
(2)	Restated from amounts previously presented.
(3)
Comprises $207.0 billion (October 31, 2020: $202.2 billion) of personal deposits; $352.5 billion (October 31, 2020: $351.6 billion) of business and government deposits and secured borrowings; and $17.1 billion (October 31, 2020: $17.0 billion) of bank deposits.

Summary of Off-Balance Sheet Credit Related Commitments
The following table provides the contractual maturity of notional amounts of credit-related commitments. Since a significant portion of commitments are expected to expire without being drawn upon, the total of the contractual amounts is not representative of future liquidity requirements.

$ millions, as at April 30, 2021	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	No specified maturity (1)	Total
Unutilized credit commitments	$1,182	$11,857	$3,578	$6,001	$5,125	$24,173	$45,924	$3,325	$181,930	$283,095
Securities lending (2)	40,200	3,919	4,977	–	–	–	–	–	–	49,096
Standby and performance letters of credit	2,782	2,606	2,500	3,030	2,578	575	667	66	–	14,804
Backstop liquidity facilities	369	136	672	10,071	241	181	36	–	–	11,706
Documentary and commercial letters of credit	46	83	34	14	3	5	9	–	–	194
Other	1,160	–	–	–	–	–	–	–	–	1,160
	$45,739	$18,601	$11,761	$19,116	$7,947	$24,934	$46,636	$3,391	$181,930	$360,055
October 31, 2020	$39,474	$24,451	$11,188	$8,798	$6,427	$20,638	$51,245	$1,714	$173,157	$337,092
(1)	Includes $136.7 billion (October 31, 2020: $131.3 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.
(2)	Excludes securities lending of $3.2 billion (October 31, 2020: $1.8 billion) for cash because it is reported on the interim consolidated balance sheet.

Summary of Contractual Maturities of Other Contractual Obligations Affecting Our Funding Needs
The following table provides the contractual maturities of other contractual obligations affecting our funding needs:

$ millions, as at April 30, 2021	Less than 1 month	1–3 months	3–6 months	6–9 months	9–12 months	1–2 years	2–5 years	Over 5 years	Total
Purchase obligations (1)	$90	$251	$181	$156	$118	$428	$423	$318	$1,965
Future lease commitments	–	1	7	10	11	52	92	1,316	1,489
Investment commitments	–	2	2	1	–	–	5	265	275
Underwriting commitments	210	–	–	–	–	–	–	–	210
Pension contributions (2)	135	–	–	–	–	–	–	–	135
	$435	$254	$190	$167	$129	$480	$520	$1,899	$4,074
October 31, 2020	$211	$243	$231	$239	$204	$488	$795	$1,625	$4,036
(1)
Obligations that are legally binding agreements whereby we agree to purchase products or services with specific minimum or baseline quantities defined at fixed, minimum or variable prices over a specified period of time are defined as purchase obligations. Purchase obligations are included through to the termination date specified in the respective agreements, even if the contract is renewable. Many of the purchase agreements for goods and services include clauses that would allow us to cancel the agreement prior to expiration of the contract within a specific notice period. However, the amount above includes our obligations without regard to such termination clauses (unless actual notice of our intention to terminate the agreement has been communicated to the counterparty). The table excludes purchases of debt and equity instruments that settle within standard market time frames.

(2)
Includes estimated minimum funding contributions for our funded defined benefit pension plans in Canada, the U.S., the U.K., and the Caribbean. Estimated minimum funding contributions are included only for the next annual period ending October 31, 2021 as the minimum contributions are affected by various factors, such as market performance and regulatory requirements, and therefore are subject to significant variability.

Schedule of Loans Past Due But Not Impaired

$ millions, as at			2021 Apr. 30	2020 Oct. 31 (1)
	31 to 90 days	Over 90 days	Total	Total
Residential mortgages	$672	$–	$672	$1,152
Personal	159	–	159	222
Credit card	125	78	203	321
Business and government	301	–	301	281
	$1,257	$78	$1,335	$1,976
(1)	Excludes loans past due less than 30 days as such loans are not indicative of an impairment in creditor ability to repay.